Commitments	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6	COMMITMENTS

On April 13, 2012, the Company entered into an employment agreement with an employee, with the initial term expiring on October 31, 2012.  The employment agreement provides him with monthly compensation of $4,170 per month, with bonus and salary increases to be determined by the Company.  The employee is also entitled to participate in any employee benefit plans in which he is eligible to participate.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the one-week period following termination.  Benefits are payable during the one-week period following termination if the benefit plans permit.

On March 30, 2012, the Company entered into a one-year lease agreement with an unrelated party for lease of office space beginning on May 1, 2012.  The agreement calls for a monthly rental fee of $1,750.

On January 24, 2012, the Company entered into a one-year consulting agreement to receive investor relations services effective February 1, 2012.  The Company is required to pay $3,500 a month and 28,000 shares of Company's common stock according to the following schedule:

●	May 1, 2012 - 7,000 shares for services rendered February through April
●	August 1, 2012 - 7,000 shares for services rendered May through July
●	November 1, 2012 - 7,000 shares for services rendered August through October
●	February 1, 2013 - 7,000 shares for services rendered November through January

The agreement may be terminated by either party at any time without penalty upon failure by the other party to comply, including, without limitation, failure to comply with securities laws, rules and regulations in the performance of the agreement.  The Company may terminate the agreement without cause prior to February 1, 2013 and agrees to pay all required fees through February 1, 2013.  On February 1, 2013, if the agreement has not been terminated, the contract for services will continue on a month-to-month basis.  After February 1, 2013, either party may terminate the contract with or without cause without penalty upon 60 days’ written notice.  Through June 30, 2012, the Company issued 7,000 shares of the Company’s common stock, having a fair value of $28,000 on the grant date, based on $4.00 per share (See Note 3(C)).

On March 14, 2012, the Company entered into a 90-day agreement with an outside party as the Company’s exclusive placement agent and advisor.  The agreement provides for a placement fee of seven percent (7%) of the proceeds of any sale of capital to the outside party’s investors.  In addition, the agreement provides for the issuance of warrants equal to seven percent (7%) of any sale of capital to the outside party’s investors.  The agreement was terminated on May 30, 2012.

On October 31, 2011, the Company entered into a twelve month agreement with an outside party to assist the Company in financial advisory services. The agreement requires a payment of $10,000 upon execution, a payment of $6,000 upon the Company’s stock being quoted on OTCQX, and thereafter a quarterly fee of $6,000 for the remaining term of the agreement.  During the nine months ended June 30, 2012, the Company has paid the outside consultant $16,000 and no other amounts are due under the terms of the agreement.

On June 1, 2011, the Company entered into a one-year employment agreement with an employee, with the initial term expiring on May 31, 2012. The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On May 1, 2011, the Company entered into a one-year employment agreement with an employee, with the initial term expiring on May 31, 2012. The employment agreement provides him with annual compensation of $54,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $150,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $150,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with an executive, with the initial term expiring on March 31, 2013. The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a consulting agreement to receive investor relations services.  The Company was required to pay $6,500 a month and 20,000 shares of Company's common stock according to the following schedule:

●	October 31, 2011 - 5,000 shares for services rendered April through September
●	April 30, 2012 - 5,000 shares for services rendered October through March
●	October 31, 2012 - 5,000 shares for services rendered April through September
●	April 30, 2013 - 5,000 shares for services rendered October through March

In addition, the Company would pay a finder's fee equal to 7% of the aggregate amount of equity capital raised for the Company and 4% of the aggregate amount of debt capital raised for the Company from principal funding sources. This agreement was terminated effective October 11, 2011.  Through June 30, 2012, the Company issued 6,000 shares of Company's common stock, having a fair value of $33,000 on the grant date, based on $5.50 per share (See Note 3(C)).

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services.  The Company is required to pay $5,000 a month.  The agreement will remain in effect unless either party desires to cancel the agreement. This agreement has been terminated effective October 1, 2008. Effective February 1, 2011, the Company re-entered the consulting agreement.  The Company was required to pay $4,500 a month.  This agreement was terminated effective January 31, 2012.

NOTE 6	COMMITMENTS

On April 1, 2011, the Company entered into a consulting agreement to receive investor relations services.  The Company is required to pay $6,500 a month and 20,000 shares of Company's common stock according to the following schedule:

•	October 31, 2011 - 5,000 shares for services rendered April through September
•	April 30, 2012 - 5,000 shares for services rendered October through March
•	October 31, 2012 - 5,000 shares for services rendered April through September
•	April 30, 2013 - 5,000 shares for services rendered October through March

In addition, the Company will pay a finder's fee equal to 7% of the aggregate amount of equity capital raised for the Company and 4% of the aggregate amount of debt capital raised for the Company from principal funding sources.   The agreement will remain in effect unless either party desires to cancel the agreement with a 30 day written notice.  Through September 30, 2011, the Company issued 5,000 shares of Company's common stock, having a fair value of $27,500 on the grant date of $5.50 per share (See Note 3(C)).

On June 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its employee to receive health benefits.  The Company currently has no bonus or benefit plans.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On May 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of $50,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its employee to receive health benefits.  The Company currently has no bonus or benefit plans.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the employee the base salary for the two-week period following termination.  Benefits are payable during the two-week period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The executive is entitled to participate in bonus plans and benefit plans to the extent the Company from time to time initiates such plans.  The Company currently has no bonus or benefit plans.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.  If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company. The agreement also calls for its executive to receive health benefits.    If the Company terminates employment before the initial term expires, whether for cause or without cause, the Company is required to pay the executive the base salary for the one year period following termination.  Benefits are payable during the one-year period following termination if the benefit plans permit.

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services. The Company is required to pay $5,000 a month. The agreement will remain in effect unless either party desires to cancel the agreement. This agreement was terminated effective October 1, 2008. Effective February 1, 2011, the Company re-entered the consulting agreement.  The Company is required to pay $4,500 a month. The agreement will remain in effect unless either party desires to cancel the agreement.